Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Outstanding Amount	$ 1,077,687	$ 1,111,233
Less: Deferred finance costs, net	(13,470)	(16,685)
Add: bond premium	1,152	1,390
Total borrowings	1,065,369	1,095,938
Less: current portion, net of deferred finance costs	(36,410)	(55,000)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	1,028,959	1,040,938
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Outstanding Amount	670,000	670,000
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Outstanding Amount	71,500	94,250
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Outstanding Amount	56,250	60,750
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Outstanding Amount	35,569	38,297
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Outstanding Amount	33,654	36,102
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Outstanding Amount	23,828	25,391
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Outstanding Amount	45,703	48,828
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Outstanding Amount	82,327	97,615
BNP Paribas $44,000
Debt Instrument [Line Items]
Outstanding Amount	36,000	40,000
HSH $24,000
Debt Instrument [Line Items]
Outstanding Amount	$ 22,856	$ 0